Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes

16.  Income Taxes

The components of income tax expense for the three years ended December 31 were (in thousands):

	2016	2015	2014
Current tax expense	$499	$149	$331
Deferred tax expense (benefit)	320	(66)	194
Total tax expense	$819	$83	$525

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2016	2015	2014
Income before income taxes	$5,975	$3,141	$4,741
Statutory tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	2,032	1,068	1,612
Tax-exempt interest	(427)	(391)	(358)
Net earnings on BOLI	(84)	(99)	(93)
Gain from life insurance proceeds	(124)	(34)	(56)
Dividend from unconsolidated subsidiary	(15)	(15)	(13)
Stock-based compensation	23	20	16
Federal tax credits	(572)	(570)	(575)
Merger and acquisition expenses	-	115	-
Other permanent differences	(14)	(11)	(8)
Total tax expense	$819	$83	$525
Effective tax rate	13.7%	2.6%	11.1%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2016 and 2015.  The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2016	2015
Deferred Tax Assets
Allowance for loan losses	$413	$489
Deferred directors' compensation	534	511
Employee and director benefits	535	534
Qualified pension liability	847	785
Unrealized losses on securities available for sale	429	-
Unrealized loss from securities impairment	106	236
Investment in low income housing project	159	96
Fair value adjustments to acquired assets and liabilities	277	493
Tax credit carryforward	209	80
Valuation reserves on other real estate owned	70	24
Other	83	80
Total deferred tax assets	3,662	3,328

Deferred Tax Liabilities
Depreciation	(272)	(288)
Equity income from unconsolidated subsidiary	(645)	(589)
Loan origination costs	(440)	(412)
Prepaid expense	(386)	(284)
Unrealized gains on securities available for sale	-	(58)
Annuity earnings	(79)	(73)
Fair value of mortgage servicing rights	(70)	(70)
Intangible assets	(42)	(67)
Goodwill	(479)	(433)
Total deferred tax liabilities	(2,413)	(2,274)

Net deferred tax asset
included in other assets	$1,249	$1,054

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company’s policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company’s evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2016,  2015 and 2014.  The Company is no longer subject to examination by taxing authorities for years before 2013.  Tax years 2013 through the present, with limited exception, remain open to examination.